Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Amount due from Beijing Biztour			¥ 1,960,403
VAT-input deductible	¥ 1,340,830		1,893,650
Income tax refundable	29,529		2,800,622
Advances to employees	253,608		1,605,908
Other current assets	4,347,006		8,229,786
Total prepaid expenses and other current assets	¥ 5,970,973	$ 915,092	¥ 16,490,369